Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Hoya Capital High Dividend Yield ETF
Shareholder Report [Line Items]
Fund Name	Hoya Capital High Dividend Yield ETF
Class Name	Hoya Capital High Dividend Yield ETF
Trading Symbol	RIET
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hoya Capital High Dividend Yield ETF for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hoyaetfs.com/riet. You can also request this information by contacting us at 1-833-HOYA-CAP.
Additional Information Phone Number	1-833-HOYA-CAP
Additional Information Website	https://www.hoyaetfs.com/riet
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hoya Capital High Dividend Yield ETF	$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://www.hoyaetfs.com/riet for more recent performance information.
Net Assets	$ 85,146,579
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$85,146,579
Number of Holdings	102
Portfolio Turnover	15%
30-Day SEC Yield	8.56%
30-Day SEC Yield Unsubsidized	8.56%

Holdings [Text Block]

Top 10 Issuers	(%)
Chimera Investment Corporation	2.3%
Global Net Lease, Inc.	2.2%
AGNC Investment Corporation	2.0%
Annaly Capital Management, Inc.	2.0%
Two Harbors Investment Corporation	1.8%
Rithm Capital Corporation	1.8%
National Storage Affiliates Trust	1.8%
PennyMac Mortgage Investment Trust	1.7%
BXP, Inc.	1.7%
Omega Healthcare Investors, Inc.	1.7%

Updated Prospectus Web Address	https://www.hoyaetfs.com/riet.
Hoya Capital Housing ETF
Shareholder Report [Line Items]
Fund Name	Hoya Capital Housing ETF
Class Name	Hoya Capital Housing ETF
Trading Symbol	HOMZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hoya Capital Housing ETF for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hoyaetfs.com/homz. You can also request this information by contacting us at 1-833-HOYA-CAP.
Additional Information Phone Number	1-833-HOYA-CAP
Additional Information Website	https://www.hoyaetfs.com/homz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hoya Capital Housing ETF	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.hoyaetfs.com/homz for more recent performance information.
Net Assets	$ 45,278,935
Holdings Count | $ / shares	101
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$45,278,935
Number of Holdings	101
Portfolio Turnover	13%
30-Day SEC Yield	2.13%
30-Day SEC Yield Unsubsidized	2.13%

Holdings [Text Block]

Top 10 Issuers	(%)
Lowe’s Companies, Inc.	3.0%
Home Depot, Inc.	3.0%
Ventas, Inc.	1.7%
DR Horton, Inc.	1.7%
UMH Properties, Inc.	1.7%
NexPoint Residential Trust, Inc.	1.7%
M/I Homes, Inc.	1.7%
Public Storage	1.7%
Independence Realty Trust, Inc.	1.6%
Extra Space Storage, Inc.	1.6%

Updated Prospectus Web Address	https://www.hoyaetfs.com/homz.